Convertible Preferred Stock (Tables)	9 Months Ended
Sep. 30, 2020
Temporary Equity Disclosure [Abstract]
Schedule of Convertible Preferred Stock Authorized and Issued and its Principal Terms

Convertible preferred stock authorized and issued and its principal terms as of December 31, 2019 consisted of the following (in thousands, except share and per share amounts):

	As of December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Issue Period	Issue Price per Share	Dividend Annual Rate per Share	Aggregate Liquidation Preference
Series A	3,862,500	3,862,500	2014 - 2015	$4.00	$0.32	$15,450
Series B	6,750,000	6,749,999	2015 - 2016	$8.00	$0.64	$54,000
Series C	4,448,788	4,448,780	2018 - 2019	$12.00	$0.96	$53,385
Series D	5,287,500	4,217,327	2019	$13.20	$1.056	$55,669
Total	20,348,788	19,278,606